Issued Capital - Changes (Details) € / shares in Units, € in Millions	Jul. 03, 2017 EUR (€) item € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Nov. 06, 2018 EUR (€) shares	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares	Nov. 01, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Nov. 04, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Issued capital abstract
Share capital (in shares) | shares		16,236,573,942			16,136,153,582		14,582,340,701		14,434,492,579
Share capital | €	€ 729	€ 8,118		€ 8,068	€ 8,068	€ 48	€ 7,291	€ 74	€ 7,217
Capital increase | €	€ 7,072		€ 50
New shares issued (in shares) | shares	1,458,232,745		100,420,360			95,580,136		147,848,122
Nominal value per share | € / shares	€ 0.50	€ 0.50
Premium per share | € / shares	4.35
Total price per share | € / shares	€ 4.85
Share premium | €	€ 6,343	€ 50,993		€ 51,053	€ 51,053		€ 44,912
Shares issued as a percentage of shared capital			0.62%			0.60%		1.02%
Number of subscription rights required for each new share | item	10